Consolidated Statements of Changes in Equity - CAD ($)	Issued Capital [Member]	Warrant Reserves [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at Apr. 30, 2019	$ 30,052,484	$ 2,024,255	$ (4,141,626)	$ 1,720,523	$ 29,655,636
Balance, Shares at Apr. 30, 2019	41,594,938
Statement Line Items [Line Items]
Common shares issued upon exercise of special warrants	$ 4,805,506	(4,805,506)
Common shares issued upon exercise of special warrants, shares	3,203,670
Private placement of special warrants for cash		3,350,001			3,350,001
Special warrants issued to acquire royalties		2,031,251			2,031,251
Initial public offering: Common shares and common share purchase warrants issued for cash	$ 24,755,245	5,244,755			30,000,000
Initial public offering: Common shares and common share purchase warrants issued for cash, shares	20,000,000
Initial public offering: Common shares and common share purchase warrants issued on automatic exercise of qualifying special warrants	$ 2,145,455	(2,145,455)
Initial public offering: Common shares and common share purchase warrants issued on automatic exercise of qualifying special warrants, shares	1,733,334
Initial public offering: Common share purchase warrants issued on exercise of over-allotment option		215,250			215,250
Initial public offering: Agents' fees and issuance costs	(1,321,690)	(292,935)			(1,614,625)
Common shares and common share purchase warrants issued to settle other payable	$ 463,611	195,089			658,700
Common shares and common share purchase warrants issued to settle other payable, shares	500,000
Common shares and common share purchase warrants issued to acquire royalties	$ 5,945,338	1,259,606			7,204,944
Common shares and common share purchase warrants issued to acquire royalties, shares	4,803,296
Net loss for the year			(2,701,358)		(2,701,358)
Total other comprehensive income				1,414,269	1,414,269
Balance at Apr. 30, 2020	$ 66,845,949	7,076,311	(6,842,984)	3,134,792	70,214,068
Balance, Shares at Apr. 30, 2020	71,835,238
Statement Line Items [Line Items]
Common shares issued upon exercise of special warrants	$ 6,139,217	(724,160)			5,415,057
Common shares issued upon exercise of special warrants, shares	2,769,293
Transfer of gain on disposal of short-term investments at fair value through other comprehensive income to accumulated deficit			333,512	(333,512)
Net loss for the year			(1,376,521)		(1,376,521)
Total other comprehensive income				1,383,771	1,383,771
Balance at Apr. 30, 2021	$ 72,985,166	$ 6,352,151	$ (7,885,993)	$ 4,185,051	$ 75,636,375
Balance, Shares at Apr. 30, 2021	74,604,531